Victory Variable Insurance Funds II
Victory Pioneer Equity Income

VCT Portfolio
(successor to Pioneer Equity Income VCT Portfolio)
Schedule of Investments | September 30, 2025

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 99.9% of Net Assets
	Air Freight & Logistics — 2.3%
21,042	United Parcel Service, Inc., Class B	$ 1,757,638
	Total Air Freight & Logistics	$1,757,638
	Automobiles — 1.4%
84,786	Ford Motor Co.	$ 1,014,040
	Total Automobiles	$1,014,040
	Banks — 14.4%
48,955	Bank of America Corp.	$ 2,525,588
9,306	JPMorgan Chase & Co.	2,935,392
25,122	Truist Financial Corp.	1,148,578
12,368	US Bancorp	597,745
41,980	Wells Fargo & Co.	3,518,764
	Total Banks	$10,726,067
	Broadline Retail — 1.8%
14,814	eBay, Inc.	$ 1,347,333
	Total Broadline Retail	$1,347,333
	Building Products — 0.5%
2,437	Owens Corning	$ 344,738
	Total Building Products	$344,738
	Capital Markets — 11.3%
15,110	Morgan Stanley	$ 2,401,886
14,670	Northern Trust Corp.	1,974,582
9,272	Raymond James Financial, Inc.	1,600,347
21,115	State Street Corp.	2,449,551
	Total Capital Markets	$8,426,366
	Chemicals — 3.4%
2,396	Air Products and Chemicals, Inc.	$ 653,437
15,033	LyondellBasell Industries NV, Class A	737,219
11,175	PPG Industries, Inc.	1,174,604
	Total Chemicals	$2,565,260
	Communications Equipment — 3.5%
37,780	Cisco Systems, Inc.	$ 2,584,907
	Total Communications Equipment	$2,584,907
	Consumer Staples Distribution & Retail — 2.0%
16,441	Target Corp.	$ 1,474,758
	Total Consumer Staples Distribution & Retail	$1,474,758
	Diversified Telecommunication Services — 1.4%
23,648	Verizon Communications, Inc.	$ 1,039,330
	Total Diversified Telecommunication Services	$1,039,330
	Electric Utilities — 1.1%
6,448	Duke Energy Corp.	$ 797,940
	Total Electric Utilities	$797,940

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Electrical Equipment — 1.6%
3,506	Rockwell Automation, Inc.	$ 1,225,452
	Total Electrical Equipment	$1,225,452
	Entertainment — 2.8%
18,464	Walt Disney Co.	$ 2,114,128
	Total Entertainment	$2,114,128
	Food Products — 3.5%
4,905	Hershey Co.	$ 917,480
5,870	John B Sanfilippo & Son, Inc.	377,324
21,726	Kraft Heinz Co.	565,745
12,279	Mondelez International, Inc., Class A	767,069
	Total Food Products	$2,627,618
	Ground Transportation — 1.5%
4,810	Union Pacific Corp.	$ 1,136,940
	Total Ground Transportation	$1,136,940
	Health Care Equipment & Supplies — 3.6%
19,691	Medtronic Plc	$ 1,875,371
8,210	Zimmer Biomet Holdings, Inc.	808,685
	Total Health Care Equipment & Supplies	$2,684,056
	Hotels, Restaurants & Leisure — 0.5%
4,144	Starbucks Corp.	$ 350,582
	Total Hotels, Restaurants & Leisure	$350,582
	Household Products — 2.2%
13,380	Kimberly-Clark Corp.	$ 1,663,669
	Total Household Products	$1,663,669
	Industrial Conglomerates — 5.6%
14,957	3M Co.	$ 2,321,027
8,729	Honeywell International, Inc.	1,837,455
	Total Industrial Conglomerates	$4,158,482
	Insurance — 2.4%
23,044	American International Group, Inc.	$ 1,809,876
	Total Insurance	$1,809,876
	IT Services — 2.2%
5,815	International Business Machines Corp.	$ 1,640,760
	Total IT Services	$1,640,760
	Machinery — 1.7%
934	Caterpillar, Inc.	$ 445,658
1,735	Deere & Co.	793,346
	Total Machinery	$1,239,004
	Media — 2.9%
55,138	Comcast Corp., Class A	$ 1,732,436
7,002	Fox Corp., Class A	441,546
	Total Media	$2,173,982
	Multi-Utilities — 1.9%
19,904	CMS Energy Corp.	$ 1,458,167
	Total Multi-Utilities	$1,458,167

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 9/30/25 (unaudited) (continued)
Shares		Value
	Oil, Gas & Consumable Fuels — 8.7%
16,910	ConocoPhillips	$ 1,599,517
53,583	Coterra Energy, Inc.	1,267,238
32,491	Exxon Mobil Corp.	3,663,360
	Total Oil, Gas & Consumable Fuels	$6,530,115
	Pharmaceuticals — 7.2%
25,907	Bristol-Myers Squibb Co.	$ 1,168,406
14,864	Johnson & Johnson	2,756,083
31,006	Sanofi S.A. (A.D.R.)	1,463,483
	Total Pharmaceuticals	$5,387,972
	Residential REITs — 1.0%
7,292	Camden Property Trust	$ 778,640
	Total Residential REITs	$778,640
	Semiconductors & Semiconductor Equipment — 1.8%
3,097	QUALCOMM, Inc.	$ 515,217
4,345	Texas Instruments, Inc.	798,307
	Total Semiconductors & Semiconductor Equipment	$1,313,524
	Specialty Retail — 4.0%
6,583	Lowe's Cos., Inc.	$ 1,654,374
9,104	TJX Cos., Inc.	1,315,892
	Total Specialty Retail	$2,970,266
	Technology Hardware, Storage & Peripherals — 0.8%
5,028	NetApp, Inc.	$ 595,617
	Total Technology Hardware, Storage & Peripherals	$595,617
	Textiles, Apparel & Luxury Goods — 0.9%
9,344	NIKE, Inc., Class B	$ 651,557
	Total Textiles, Apparel & Luxury Goods	$651,557
	Total Common Stocks (Cost $59,790,487)	$74,588,784

	SHORT TERM INVESTMENTS — 0.1% of Net Assets
	Open-End Fund — 0.1%
58,341(a)	Dreyfus Government Cash Management, Institutional Shares, 4.04%	$ 58,341
		$58,341
	TOTAL SHORT TERM INVESTMENTS (Cost $58,341)	$58,341
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $59,848,828)	$74,647,125
	OTHER ASSETS AND LIABILITIES — (0.0)%†	$(20,805)
	net assets — 100.0%	$74,626,320

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2025.
†	Amount rounds to less than 0.1%.

Victory Pioneer Equity Income VCT Portfolio	Victory Variable Insurance Funds II

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$74,588,784	$—	$—	$74,588,784
Open-End Fund	58,341	—	—	58,341
Total Investments in Securities	$74,647,125	$—	$—	$74,647,125
During the period ended September 30, 2025, there were no transfers in or out of Level 3.
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